CONSOLIDATED CASHFLOW STATEMENT - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOW FROM OPERATING ACTIVITIES
Net profit/(loss) for the year		$ (42,089)	$ 88,114	$ 166,022
Reversals:
Profit from sale of vessels			(1,069)	(1,180)
Depreciation		130,851	121,922	110,124
Impairment losses and reversal of impairment losses on tangible assets		4,645	11,096	(114,004)
Share of profit/(loss) from joint ventures		104	242	422
Financial income		(241)	(536)	(2,796)
Financial expenses		42,382	49,914	41,881
Tax expenses		1,344	1,415	784
Other non-cash movements		1,350	1,093	925
Dividends received from joint ventures		275	275	19
Interest received and realized exchange gains		241	583	2,535
Interest paid and realized exchange losses		(41,046)	(52,905)	(45,283)
Income taxes paid		(1,379)	(252)	(216)
Change in bunkers, receivables and payables, etc.		(48,489)	15,909	11,858
Net cash flow from operating activities		47,948	235,801	171,091
CASH FLOW FROM INVESTING ACTIVITIES
Investment in tangible fixed assets		(319,787)	(173,050)	(384,349)
Investments in joint ventures				(275)
Sale of tangible fixed assets		10,033	83,662	61,801
Change in restricted cash		19,161	(30,414)
Net cash flow from investing activities		(290,593)	(119,802)	(322,823)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds, borrowings		548,817	734,346	261,830
Repayment, borrowings		(253,420)	(746,475)	(169,177)
Dividend paid			(70,611)
Capital increase	[1]	2,863	788	4,202
Transaction costs share issue		(285)	(32)
Purchase/disposal of treasury shares			(1,348)
Change in restricted cash				(12,364)
Net cash flow from financing activities		297,975	(83,332)	84,491
Net cash flow from operating, investing and financing activities		55,330	32,667	(67,241)
Cash and cash equivalents beginning balance		89,514	56,847	124,088
Cash and cash equivalents ending balance		144,844	89,514	56,847
Restricted cash as of 31 December		26,889	46,050	15,636
Cash and cash equivalents, including restricted cash		$ 171,733	$ 135,564	$ 72,483

[1]	In 2021 share capital was increased by USD 57.9m including a USD 55.0m non-cash share issue in relation to acquisition of eight vessels. Please refer to Note 14 for further reference.